Other Income, Net - Summary of Other Income, Net (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Interest received from unrelated parties	$ 19,416	$ 8,314	$ 26,120	$ 484
COVID-19 Government stimulus			97,712	39,547
Grant funding	260,536	982,767	595,070	526,279
Fair value gain on borrowings		219,557
Other	35,154	385,482	14,545
Other Income	$ 315,106	$ 1,596,120	$ 733,447	$ 566,310